Prospectus [Line Items]
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The investment objective of the Fund is total return through a combination of capital appreciation and dividend income.
Expense [Heading]	Expenses.
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Shareholder Fees Caption [Text]	Shareholder Fees (fees paid directly from your investment) Not Applicable
Operating Expenses Caption [Text]	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses JNL/MELLON CAPITAL 25 FUND	JNL/MELLON CAPITAL 25 FUND (A)		JNL/MELLON CAPITAL 25 FUND (B)
Management Fee	0.28%		0.28%
Distribution and/or Service (12b-1) Fees	0.20%		none
Other Expenses	0.16%	[1]	0.16%
Total Annual Fund Operating Expenses	0.64%		0.44%
[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").

Expense Example [Heading]	Expense Example.
Expense Example Narrative [Text Block]
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.

Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example, With Redemption [Table]
Expense Example JNL/MELLON CAPITAL 25 FUND (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
JNL/MELLON CAPITAL 25 FUND (A)	65	205	357	798
JNL/MELLON CAPITAL 25 FUND (B)	45	141	246	555

Portfolio Turnover [Heading]	Portfolio Turnover (% of average value of portfolio).
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2014 – 12/31/2014	100%

Period	Class B
1/1/201 4 – 12/31/2014	100%

Portfolio Turnover, Rate	100.00%
Strategy [Heading]	Principal Investment Strategies.
Strategy Narrative [Text Block]
The Fund seeks to achieve its objective by investing in the common stocks of 25 companies selected from a pre-screened subset of the stocks listed on the New York Stock Exchange (“NYSE”).  The companies in the portfolio are determined by selecting all of the dividend-paying stocks listed on the NYSE. Next, the 400 highest market capitalization stocks are selected which are then ranked by dividend yield and 75 of the highest dividend yielding stocks are selected. From the remaining 75 stocks, the 50 highest dividend yielding stocks are eliminated and the remaining 25 companies are selected only once annually on each Stock Selection Date.  The Stock Selection Date will be on or about January 1st of each year.

The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs in the Fund, and for dividend reinvestment.  The Sub-Adviser may also trade for mergers if the original stock is not the surviving company.

Certain provisions of the 1940 Act and the Internal Revenue Code of 1986, as amended, may limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations. Any amount that cannot be allocated due to these limitations will be allocated among the remaining portfolio securities.

The Fund is “non-diversified” under the 1940 Act, as defined in the Investment Company Act of 1940, as amended (the “1940 Act’), and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Risk [Heading]	Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]

An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•	Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America. Through its ownership structure, the Adviser has a number of global financial industry affiliated entities. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. The Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.
•	Limited management, trading cost and rebalance risk – Investing according to specific, mechanical criteria applied on a specific date each year may prevent a Fund from responding to market fluctuations or changes in the financial condition or business prospects of the selected companies during the year.
•	Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
•	Non-diversification risk – The Fund is considered non-diversified. As such, the Fund may invest in a limited number of issuers. With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

Bar Chart and Performance Table [Heading]	Performance.
Performance Narrative [Text Block]
The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund .  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

Bar Chart Narrative [Text Block]	The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.
Bar Chart [Heading]	Annual Total Returns as of December 31 Class A Class B
Performance Table Heading	Average Annual Total Returns as of December 31, 2014
Performance [Table]
Average Annual Total Returns JNL/MELLON CAPITAL 25 FUND	1 Year	5 Years	10 Years	Life of Fund	Inception Date
JNL/MELLON CAPITAL 25 FUND (A)	2.09%	17.08%	8.72%
JNL/MELLON CAPITAL 25 FUND (A) S&P 500 Index (index reflects no deduction for fees, expenses or taxes)	13.69%	15.45%	7.67%
JNL/MELLON CAPITAL 25 FUND (A) S&P MidCap 400/Citigroup Value Index (reflects no deduction for fees, expenses or taxes)	12.10%	16.40%	9.33%
JNL/MELLON CAPITAL 25 FUND (B)	2.30%	17.33%		9.97%	May 01, 2006
JNL/MELLON CAPITAL 25 FUND (B) S&P 500 Index (index reflects no deduction for fees, expenses or taxes)	13.69%	15.45%		7.68%	May 01, 2006
JNL/MELLON CAPITAL 25 FUND (B) S&P MidCap 400/Citigroup Value Index (reflects no deduction for fees, expenses or taxes)	12.10%	16.40%		8.13%	May 01, 2006

JNL/MELLON CAPITAL 25 FUND (A)
Prospectus [Line Items]
Portfolio Turnover, Rate	100.00%
Bar Chart [Table]
Highest Quarterly Return, Label	Best Quarter
Highest Quarterly Return, Date	Sep. 30, 2009
Highest Quarterly Return	27.80%
Lowest Quarterly Return, Label	Worst Quarter
Lowest Quarterly Return, Date	Dec. 31, 2008
Lowest Quarterly Return	(26.84%)
JNL/MELLON CAPITAL 25 FUND (B)
Prospectus [Line Items]
Portfolio Turnover, Rate	100.00%
Bar Chart [Table]
Highest Quarterly Return, Label	Best Quarter
Highest Quarterly Return, Date	Sep. 30, 2009
Highest Quarterly Return	28.01%
Lowest Quarterly Return, Label	Worst Quarter
Lowest Quarterly Return, Date	Dec. 31, 2008
Lowest Quarterly Return	(26.85%)